Financial Instruments - Summary of Net Cash Position (Parenthetical) (Detail) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Unamortized debt issuance cost	$ 769	$ 1,257